PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 825,136	$ 829,260	$ 1,097,066	$ 1,125,758
Impairment of Long-Lived Assets Held-for-use	$ 109,640